Note 4	12 Months Ended
Dec. 31, 2024
Shareholder Remuneration System [Abstract]
Disclosure of shareholder remuneration system [Text Block]	Shareholder remuneration system
Amendment of Shareholder Remuneration Policy
BBVA's Board of Directors announced by means of Relevant Information, on November 18, 2021, the amendment of the Group's shareholder remuneration policy (announced on February 1, 2017 by means of Relevant Information), establishing as a policy to distribute annually between 40% and 50% of the consolidated ordinary profit for each year (excluding amounts and items of an extraordinary nature included in the consolidated income statement), compared to the previous policy that established a distribution between 35% and 40%.
This policy is implemented through the distribution of an interim dividend for the year (which is expected to be paid in October of each year) and a final dividend or final distribution (which is expected to be paid at the end of the year and once the application of the result is approved, foreseeably in April of each year), with the possibility of combining cash distributions with share buybacks, all subject to the corresponding authorizations and approvals applicable at any given time.
Shareholder remuneration during financial year 2022
Cash distributions
During the 2022 financial year, the Annual General Shareholders' Meeting and the Board of Directors approved the payment of the following cash amounts:
–The Annual General Shareholders' Meeting of BBVA held on March 18, 2022, approved, under item 2 of the Agenda, a cash distribution from the voluntary reserves account as additional shareholder remuneration for the 2021 fiscal year, for an amount equal to €0.23 gross (€0.1863 net of withholding tax) per outstanding BBVA share entitled to participate in this distribution, which was paid on April 8, 2022. The total amount paid, excluding dividends paid in respect of treasury shares held by the Group's companies, amounted to €1,463 million.
–The Board of Directors communicated by means of an Inside Information on September 29, 2022 that the Board of Directors of BBVA approved the payment of a cash interim dividend of €0.12 gross (€0.0972 net of withholding tax) per outstanding BBVA share against 2022 results. The total amount paid to shareholders on October 11, 2022, excluding dividends paid in respect of treasury shares held by the Group's companies, amounted to €722 million and is recognized under the heading “Total Equity – Interim Dividends” of the consolidated balance sheet as of December 31, 2022.
Shareholder remuneration during financial year 2023
Cash distributions
During the 2023 financial year, the Annual General Shareholders' Meeting and the Board of Directors approved the payment of the following cash amounts:
–The Annual General Shareholders´ Meeting of BBVA held on March 17, 2023, approved, under item 1.3 of the Agenda, a cash distribution against the 2022 results as a final dividend for the 2022 fiscal year, for an amount equal to €0.31 gross (€0.2511 net of withholding tax) per outstanding BBVA share entitled to participate in this distribution, which was paid on April 5, 2023. The total amount paid, excluding dividends paid in respect of treasury shares held by the Group's companies, amounted to €1,857 million.
–The Board of Directors, at its meeting held on September 27, 2023, resolved the payment of a cash interim dividend of €0.16 gross (€0.1296 net of withholding tax) per outstanding share on account of the 2023 dividend, to be paid on October 11, 2023. The total amount paid, excluding dividends paid in respect of treasury shares held by the Group's companies, amounted to €951 million.
Shareholder remuneration during financial year 2024
Cash distributions
During the 2024 financial year, the Annual General Shareholders' Meeting and the Board of Directors approved the payment of the following cash amounts:
–The Annual General Shareholders' Meeting of BBVA held on March 15, 2024, approved, under item 1.3 of the Agenda, a cash distribution against the 2023 results as a final dividend for the 2023 fiscal year, for an amount equal to €0.39 gross (€0.3159 net of withholding tax) per outstanding BBVA share entitled to participate in this distribution, which was paid on April 10, 2024. The total amount paid, excluding dividends paid in respect of treasury shares held by the Group's companies, amounted to €2,245 million.
–By means of an inside information notice (información privilegiada) dated September 26, 2024, BBVA announced that the Board of Directors, had resolved the payment of a cash interim dividend of €0.29 gross (€0.2349 net of withholding tax) per each outstanding BBVA share entitled to participate in this distribution, to be paid on October 10, 2024. The total amount paid, excluding dividends paid in respect of treasury shares held by the Group's companies, amounted to €1,668 million.
The forecasted financial statement, drawn up in compliance with the applicable legal requirements, which evidenced the existence of sufficient liquidity to distribute the abovementioned amount approved by the Board of Directors of BBVA, was the following:

Available amount for interim dividend payments (Millions of Euros)
August 31, 2024
Profit of BBVA, S.A., after the provision for income tax	6,854
Maximum amount distributable	6,854
Amount of proposed interim dividend	1,671
BBVA cash balance available to the date	33,530
Other shareholder remuneration
On January 30, 2025, it was announced that a cash distribution in the amount of €0.41 gross per share to be paid presumably in April 2025 as the final dividend for the year 2024, and the execution of a share buyback program of BBVA for an amount of €993 million were planned to be proposed to the corresponding corporate bodies for consideration as ordinary remuneration to shareholders for 2024, subject to obtaining the corresponding regulatory authorizations and approval by the Board of Directors of the specific terms and conditions of the program, which will be communicated to the market prior to the start of its execution. Finally, on February 14, 2025 BBVA announced by means of an Inside Information filing with the CNMV, that the Board of Directors of BBVA has resolved to propose to the Annual General Shareholders’ Meeting to be held on March 21, 2025 a cash distribution of €0.41 gross per share as a final dividend for 2024 to be paid on April 10, 2025.
Share buyback program
Share buyback programs in 2021 and 2022
On October 26, 2021, BBVA obtained the pertinent authorization from the European Central Bank (hereinafter "ECB") to buy back up to 10% of its share capital for a maximum of €3,500 million, in one or several tranches and over the course of a 12-month period (the “Authorization”).
Upon receiving the Authorization and making use of the delegation conferred by the BBVA Annual General Shareholders' Meeting held on March 16, 2018, at its meeting of October 28, 2021, BBVA Board of Directors resolved to carry out a share buyback program in compliance with Regulation (EU) no. 596/2014 of the European Parliament and the Council of April 16, 2014 on market abuse and Commission Delegated Regulation (EU) no. 2016/1052 of the Commission, of March 8, 2016 (the “Regulations”), executed in various tranches up to a maximum of €3,500 million, with the aim of reducing BBVA's share capital (the “Program Scheme”), notwithstanding the possibility of terminating or cancelling the Program Scheme at an earlier date where advisable due to the concurrence of a series of specific circumstances, as well as to carry out a first share buyback program within the scope of the Program Scheme (the "First Tranche") for the purpose of reducing BBVA's share capital, which was notified by means of Inside Information on October 29, 2021.
On November 19, 2021, BBVA notified by means of Inside Information that the First Tranche would be executed externally, starting on November 22, 2021, through J.P. Morgan AG as lead manager, for a maximum amount of €1,500 million, for the purchase of a maximum of 637,770,016 shares representing, approximately, 9.6% of BBVA's share capital. By means of Other Relevant Information filing dated March 3, 2022, BBVA announced the completion of the execution of the First Tranche upon reaching the maximum monetary amount of €1,500 million, having acquired 281,218,710 own shares representing, approximately, 4.22% of BBVA's share capital as of that date. On June 15, 2022, BBVA notified the partial execution of the share capital reduction resolution adopted by the Annual General Shareholders’ Meeting of BBVA held on March 18, 2022, through the reduction of BBVA’s share capital in a nominal amount of €137,797,167.90 and the consequent redemption, charged to unrestricted reserves, of 281,218,710 own shares of €0.49 par value each acquired derivatively by the Bank in execution of the First Tranche and which were held in treasury shares (see Notes 26, 27, 28 and 29).
On February 3, 2022, BBVA notified by means of Inside Information that its Board of Directors had agreed, within the scope of the Program Scheme, to carry out a second buyback program for the repurchase of own shares (the “Second Tranche”) aimed at reducing BBVA’s share capital, for a maximum amount of €2,000 million and a maximum number of shares to be acquired equal to the result of subtracting from 637,770,016 own shares (9.6% of BBVA’s share capital at that date) the number of own shares finally acquired in execution of the First Tranche (unfinished as of that date).
As a continuation of the previous communication, on March 16, 2022 BBVA informed by means of Inside Information that it had agreed to execute the Second Tranche: i) through the execution of a first segment for an amount of up to €1,000 million, and with a maximum number of shares to be acquired of 356,551,306 shares (the "First Segment"), externally through Goldman Sachs International as lead manager, who would execute the purchase transactions through the broker Kepler Cheuvreux, S.A.; and (ii) once execution of the First Segment had been completed, through the execution of a second segment that would complete the Framework Program (the "Second Segment").
By means of Other Relevant Information dated May 16, 2022, BBVA announced the completion of the execution of the First Segment upon reaching the maximum monetary amount of €1,000 million, having acquired 206,554,498 shares representing, approximately, 3.1% of BBVA's share capital as of said date.
On June 28, 2022, BBVA communicated through Inside Information the agreement to complete the Program Scheme by executing the Second Segment, for a maximum amount of €1,000 million and a maximum number of own shares to be acquired of 149,996,808. The execution of the Second Segment took place through Citigroup Global Markets Europe AG as lead manager, as BBVA informed through Inside Information on June 29, 2022. By means of Other Relevant Information dated August 19, 2022, BBVA announced the completion of the execution of the Second Segment upon reaching the maximum number of shares (149,996,808) representing, approximately, 2.3% of BBVA's share capital as of said date (which amounted to approximately €660 million). On September 30, 2022, BBVA notified through Other Relevant Information an additional partial execution of the share capital reduction resolution adopted by the Annual General Shareholders’ Meeting of BBVA held on March 18, 2022, through the reduction of BBVA’s share capital in a nominal amount of €174,710,139.94 and the consequent redemption, charged to unrestricted reserves, of 356,551,306 own shares of €0.49 par value each acquired derivatively by the Bank in execution of the First Segment and Second Segment of the share buyback program and which were held in treasury shares (see Notes 26, 27, 28 and 29).
The Program Scheme was considered as an extraordinary shareholder distribution and was therefore not included in the scope of the shareholder remuneration policy described above.
Share buyback programs in 2023
On February 1, 2023, BBVA announced, among others, that it planned to submit for the consideration of the corresponding BBVA governing bodies the execution of a €422 million share buyback program, subject to obtaining the corresponding regulatory authorizations and to the communication of the specific terms and conditions of the share buy-back program before its execution. On March 17, 2023, after receiving the required authorization from the ECB, BBVA announced through an Inside Information notice the execution of a time-scheduled buyback program for the repurchase of own shares in accordance with the Regulations, aimed at reducing BBVA’s share capital by a maximum monetary amount of €422 million. The execution was carried out internally by BBVA, executing the trades through BBVA. By means of an Other Relevant Information notice dated April 21, 2023, BBVA announced the completion of the share buyback program upon reaching the maximum monetary amount of €422 million, having acquired 64,643,559 own shares, between March 20 and April 20, 2023, representing, approximately, 1.07% of BBVA's share capital as of said date.
On June 2, 2023, BBVA notified through an Other Relevant Information notice a partial execution of the share capital reduction resolution adopted by the Annual General Shareholders’ Meeting of BBVA held on March 17, 2023, under item 3 of the agenda through the reduction of BBVA’s share capital in a nominal amount of €31,675,343.91 and the consequent redemption, charged to unrestricted reserves, of 64,643,559 own shares of €0.49 par value each acquired derivatively by BBVA in execution of the share buyback program and which were held in treasury shares (see Notes 26, 27, 28 and 29).
On July 28, 2023, BBVA announced, by means of an Inside Information notice, its request to the ECB for the correspondent supervisory authorization in order to carry out a share buyback program of up to €1,000 million, subject to the authorization requested being granted, to the adoption of the corresponding corporate resolutions and to the communication of the specific terms and conditions of the share buyback program before its execution. This share buy-back program was considered as an extraordinary shareholder distribution. On October 2, 2023, after receiving the required authorization from the ECB, BBVA announced that it would implement a buyback program for the repurchase of own shares in accordance with the Regulations, aimed at reducing BBVA’s share capital by a maximum monetary amount of €1,000 million. The execution was carried out internally by BBVA, executing the trades through BBVA.
By means of an Other Relevant Information notice dated November 29, 2023, BBVA announced the completion of the share buyback program upon reaching the maximum monetary amount of €1,000 million, having acquired 127,532,625 own shares, between October 2 and November 29, 2023, representing, approximately, 2.14% of BBVA's share capital as of said later date.
On December 19, 2023, BBVA notified through an Other Relevant Information notice the second partial execution of the share capital reduction resolution adopted by the Annual General Shareholders’ Meeting of BBVA held on March 17, 2023, under item 3 of the agenda through the reduction of BBVA’s share capital in a nominal amount of €62,490,986.25 and the consequent redemption, charged to unrestricted reserves, of 127,532,625 own shares of €0.49 par value each acquired derivatively by BBVA in execution of the share buyback program and which were held in treasury shares (see Notes 26, 27, 28 and 29).
Share buyback program in 2024
On March 1, 2024, after receiving the required authorization from the ECB, BBVA announced by means of an Inside Information notice the execution of a time-scheduled buyback program for the repurchase of own shares, all in accordance with the Regulations, for a maximum monetary amount of €781 million. The execution was carried out externally by Citigroup Global Markets Europe AG.
By means of an Other Relevant Information notice dated April 9, 2024, BBVA announced the completion of the share buyback program upon reaching the maximum monetary amount, having acquired a total of 74,654,915 own shares, between March 4 and April 9, 2024, representing, approximately, 1.28% of BBVA's share capital as of such date.
On May 24, 2024, BBVA notified through an Other Relevant Information notice the partial execution of the share capital reduction resolution adopted by the Annual General Shareholders’ Meeting of BBVA held on March 15, 2024, under item 3 of the Agenda, through the reduction of BBVA’s share capital in a nominal amount of €36,580,908.35 and the consequent redemption, charged to unrestricted reserves, of 74,654,915 own shares of €0.49 par value each acquired derivatively by BBVA in execution of the share buyback program and which were held as treasury shares (see Notes 26, 27, 28 and 29).
Proposal on allocation of earnings of BBVA, S.A. for 2024
Below is included a breakdown of the distribution of the Bank´s earnings for financial year 2024, which the Board of Directors will submit to the Annual General Shareholders' Meeting for approval.

Allocation of earnings (Millions of Euros)
2024
Profit (loss) of BBVA, S.A. for the year	10,235
Distribution
Interim dividends	1,671
Final dividend	2,363
Reserves / Accumulated gains	6,200